PAID-IN CAPITAL (Details)	1 Months Ended
	Sep. 30, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Jul. 31, 2009 EUR (€)	May 31, 2009 EUR (€)	Jun. 30, 2008 USD ($)	Jun. 30, 2008 EUR (€)	May 31, 2008	Dec. 31, 2010 EUR (€)	Nov. 26, 2010 EUR (€)	Sep. 10, 2010 EUR (€)	Feb. 18, 2010 EUR (€)	Dec. 31, 2009	May 21, 2009 EUR (€)	Jun. 26, 2008 EUR (€)	Jun. 06, 2008 USD ($)	Jun. 06, 2008 EUR (€)	May 15, 2008 EUR (€)	Dec. 31, 2007 EUR (€)
Paid In Capital Textual Details [Abstract]
Issue of 70 million redeemable preference shares				70,000,000	25,000,000	25,000,000
Bank's Share Capital Increase				€ 350,000,000	$ 625,000,000	€ 402,600,000
Nominal Value of Bank's repurchase of Law 3723/2008 preferred shares.									350,000,000
The amount, as at the time of the assignment, of the right to issue bonds convertible to shares.											1,696,000,000
Issuance of preferred stock - Par value per share													€ 5			€ 0.3
Par value of ordinary shares distributed to staff as bonus		€ 5.00	€ 5					€ 5.00		€ 5				€ 5			€ 5	€ 5
Subscription price of new ordinary shares.			€ 11.3							€ 5.2				€ 22.12
Par value of convertible bonds to ordinary shares.										€ 5
Subscription price of convertible bonds to ordinary shares.										€ 5.2
Basis over the issue price of each preference share for calculation of the right to receive payment of a fixed return.												10.00%
Preferred shares coupon rate increase per annum if not redeemed after five years following their issuance.												2.00%
Maximum percentage of a paid-up shared capital for share caital increase purposes											50.00%						50.00%
Shares Issued through a Right Issue	121,408,315	19,693	110,367,615		387,970	387,970
Issuance of common stock from convertion of convertible bonds	227,640,590
New shares issuance							19,067,838
The total capital raised from the increase of the Bank's ordinary share capital.	631,323,000		1,247,154,000
The total capital credited to common stock.	607,041,000	99,000	551,838,000			1,940,000
The total capital credited to additional paid-in capital.			653,518,000							24,282,000				6,642,000			381,196,000
Proceeds From Issuance Of Common Stock From Convertible Bonds	1,183,731,000
Additional paid in capital common stock from convertible bonds										45,528,000
The total capital credited to common stock from the increase of the Bank's ordinary share capital through offering of convertible bonds for ordinary shares.	1,138,203,000
Share based payments credited to additional paid-in-capital														10,503,000
The difference from the issue of preference shares above par value less the issue costs credited to the additional paid-in-capital.																382,775,000
Issue of redeemable preferred shares as approved																	€ 1,500,000,000
Price offered in the form of American Depositary Shares in the United States per preference share.															$ 25.0
Annual dividend per preference share															$ 2.25
EURO equivalent of the price offered in the form of American Depositary Shares in the United States per preference share.																€ 16.11
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.													130